Cover	Dec. 18, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 18, 2023
Entity File Number	001-40686
Entity Registrant Name	Zalatoris II Acquisition Corp.
Entity Central Index Key	0001853397
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	55 West 46th Street
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	917
Local Phone Number	675-3106
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one redeemable Public Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one redeemable Public Warrant
Trading Symbol	ZLSWU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ZLS
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	ZLSWW
Security Exchange Name	NASDAQ